Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 1,577,000	$ 3,542,000	$ 702,000	$ 5,821,000
San Antonio Project (Sapuchi)
Total	843,000	1,724,000		2,567,000
Cariboo Gold Project
Total	311,000	1,673,000	$ 702,000	2,686,000
Tintic Project (Trixie)
Total	$ 423,000	$ 145,000		$ 568,000